Expected Credit Losses Allowance (Details) - Schedule of expected credit losses - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans		$ 140,332	[1]	$ 290,691		$ (140,245)
Mortgage loans		35,749	[1]	18,273		(14,412)
Consumer loans		107,154	[1]	161,576		(169,483)
Contingent loans		8,658	[1]	5,789		1,008
Loans and account receivable at FVOCI		(1,086)	[1]	1,253		5
Debt at FVOCI		(435)	[1]	682		(184)
Debt at amortized cost		711
Total		291,083	[1]	478,264		(323,311)
Corporate [Member] | Stage 1 [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans		1,469	[1]	20,055		(3,002)
Mortgage loans
Consumer loans
Contingent loans		1,088	[1]	1,335		45
Loans and account receivable at FVOCI		(1,086)	[1]	1,253		5
Debt at FVOCI
Total		1,471	[1]	22,643		(2,952)
Corporate [Member] | Stage 2 [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans		25,829	[1]	35,861		(10,469)
Mortgage loans
Consumer loans
Contingent loans		4,098	[1]	1,624		10
Loans and account receivable at FVOCI
Debt at FVOCI
Total		29,927	[1]	37,485		(10,459)
Corporate [Member] | Stage 3 [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans		51,897	[1]	115,730		(79,501)
Mortgage loans
Consumer loans
Contingent loans		(360)	[1]	(14)		152
Loans and account receivable at FVOCI
Debt at FVOCI
Total		51,537	[1]	115,716		(79,349)
Others [Member] | Stage 1 [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans		(2,676)	[1],[2]	9,617	[2]	(4,930)
Mortgage loans		357	[1],[2]	16,603	[2]	(1,177)
Consumer loans		35,532	[1],[2]	19,024	[2]	(8,875)
Contingent loans		6,070	[1],[2]	(1,600)	[2]	589
Loans and account receivable at FVOCI					[2]
Debt at FVOCI		(435)	[1],[2]	682	[2]	(184)
Debt at amortized cost	[2]	711
Total		39,558	[1],[2]	44,326	[2]	(14,577)
Others [Member] | Stage 2 [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans		415	[1]	23,410		(8,686)
Mortgage loans		3,903	[1]	(5,966)		(4,998)
Consumer loans		6,193	[1]	(18,914)		(15,280)
Contingent loans		(1,920)	[1]	4,023		24
Loans and account receivable at FVOCI
Debt at FVOCI
Total		8,591	[1]	2,552		(28,940)
Others [Member] | Stage 3 [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans		63,398	[1]	86,018		(33,657)
Mortgage loans		31,489	[1]	7,636		(8,237)
Consumer loans		65,429	[1]	161,466		(145,328)
Contingent loans		(318)	[1]	423		188
Loans and account receivable at FVOCI
Debt at FVOCI
Total		$ 159,999	[1]	$ 255,543		$ (187,034)

[1]	Includes overlays for an amount of MCh$59,000. See Note 38, Risk management.
[2]	Includes Mortgages, Consumer and Other Commercial loans.